Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies (Abstract)
Deferred Dry Docking Costs
Deferred dry docking costs: The Company's vessels are required to be dry docked every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are under operation. For the vessels that were operated under the floating fee management agreement and Crude's management agreement (Note 4) the Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.